Aristotle Short Duration Income Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 45.4%	Par	Value
Communications - 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
6.15%, 11/10/2026	$3,550,000	$3,630,272
3.75%, 02/15/2028	4,500,000	4,251,356
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (a)
4.74%, 03/20/2025	3,903,750	3,871,932
5.15%, 03/20/2028	1,277,550	1,272,469
T-Mobile USA, Inc., 2.25%, 02/15/2026	1,675,000	1,588,336
Verizon Communications, Inc., 2.10%, 03/22/2028	3,000,000	2,715,114
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	3,000,000	2,875,621
		20,205,100

Consumer Discretionary - 5.0%
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	2,093,576	1,898,149
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/2025 (a)	3,999,555	3,940,344
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,500,000	2,405,930
3.38%, 11/13/2025	4,200,000	4,021,009
2.70%, 08/10/2026	1,775,000	1,644,775
General Motors Financial Co., Inc.
5.40%, 04/06/2026	5,600,000	5,637,335
6.00%, 01/09/2028	3,000,000	3,103,804
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (a)	1,800,000	1,640,481
Hyatt Hotels Corp., 5.75%, 01/30/2027	1,450,000	1,482,510
Marriott International, Inc./MD
5.55%, 10/15/2028	10,000,000	10,320,766
4.90%, 04/15/2029	4,400,000	4,431,527
Mattel, Inc., 3.38%, 04/01/2026 (a)	8,000,000	7,614,957
Meritage Homes Corp., 6.00%, 06/01/2025	1,512,000	1,509,688
		49,651,275

Consumer Staples - 1.7%
Bacardi Ltd. / Bacardi-Martini BV, 5.25%, 01/15/2029 (a)	3,000,000	2,998,649
J M Smucker Co., 5.90%, 11/15/2028	3,500,000	3,682,935
Mars, Inc., 4.55%, 04/20/2028 (a)	10,000,000	10,060,211
		16,741,795

Energy - 1.8%
Energy Transfer LP
5.55%, 02/15/2028	3,500,000	3,572,538
6.10%, 12/01/2028	1,500,000	1,579,532
Targa Resources Corp., 6.15%, 03/01/2029	4,550,000	4,760,403
TransCanada PipeLines Ltd., 6.20%, 03/09/2026	5,300,000	5,299,952
Western Midstream Operating LP, 6.35%, 01/15/2029	2,250,000	2,351,329
		17,563,754

Financials - 23.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	1,900,000	1,834,770
1.75%, 01/30/2026	1,250,000	1,161,519
5.75%, 06/06/2028	800,000	819,506
Air Lease Corp.
3.38%, 07/01/2025	1,200,000	1,162,083
5.85%, 12/15/2027	3,350,000	3,439,407
5.30%, 02/01/2028	2,000,000	2,023,656
Avolon Holdings Funding Ltd. (a)
2.13%, 02/21/2026	4,550,000	4,218,960
4.25%, 04/15/2026	2,650,000	2,561,348
Bank of America Corp.
1.84% to 02/04/2024 then SOFR + 0.67%, 02/04/2025	3,000,000	2,988,539
0.98% to 04/22/2024 then SOFR + 0.69%, 04/22/2025	7,500,000	7,381,296
3.84% to 04/25/2024 then SOFR + 1.11%, 04/25/2025	3,500,000	3,478,077
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026	8,000,000	7,785,249
4.83% to 07/22/2025 then SOFR + 1.75%, 07/22/2026	3,000,000	2,978,650
5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027	8,500,000	8,676,841
Bank of Montreal, 5.27%, 12/11/2026	2,550,000	2,586,234
Block, Inc., 2.75%, 06/01/2026	750,000	707,741
Capital One Financial Corp., 5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029	2,100,000	2,095,341
Citibank NA, 5.49%, 12/04/2026	7,500,000	7,637,847
Citigroup, Inc.
4.14% to 05/24/2024 then SOFR + 1.37%, 05/24/2025	3,750,000	3,728,380
2.01% to 01/25/2025 then SOFR + 0.69%, 01/25/2026	5,650,000	5,431,714
Crown Castle, Inc., 5.60%, 06/01/2029	1,650,000	1,688,454
Extra Space Storage LP
3.50%, 07/01/2026	1,035,000	993,896
3.88%, 12/15/2027	5,820,000	5,562,479
5.70%, 04/01/2028	2,200,000	2,256,690
Fiserv, Inc., 5.45%, 03/02/2028	5,250,000	5,410,672
GLP Capital LP / GLP Financing II, Inc., 3.35%, 09/01/2024	2,425,000	2,395,005
Goldman Sachs Group, Inc.
1.76% to 01/24/2024 then SOFR + 0.73%, 01/24/2025	12,050,000	12,008,534
3.50%, 04/01/2025	3,246,000	3,174,735
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025	3,000,000	2,949,611
HSBC Holdings PLC
0.98% to 05/24/2024 then SOFR + 0.71%, 05/24/2025	2,500,000	2,449,883
4.18% to 12/09/2024 then SOFR + 1.51%, 12/09/2025	1,000,000	986,809
JPMorgan Chase & Co.
0.82% to 06/01/2024 then 3 mo. Term SOFR + 0.54%, 06/01/2025	1,500,000	1,468,330
0.97% to 06/23/2024 then 3 mo. Term SOFR + 0.58%, 06/23/2025	3,200,000	3,125,770
2.30% to 10/15/2024 then SOFR + 1.16%, 10/15/2025	4,250,000	4,142,122
2.60% to 02/24/2025 then SOFR + 0.92%, 02/24/2026	1,500,000	1,453,378
3.30%, 04/01/2026	1,500,000	1,452,713
4.08% to 04/26/2025 then SOFR + 1.32%, 04/26/2026	4,000,000	3,937,003
6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027	12,000,000	12,349,289
JPMorgan Chase Bank NA, 5.11%, 12/08/2026	2,550,000	2,573,880
MassMutual Global Funding II, 5.05%, 12/07/2027 (a)	1,800,000	1,822,841
Mitsubishi UFJ Financial Group, Inc.
4.79% to 07/18/2024 then 1 Year CMT Rate + 1.70%, 07/18/2025	5,000,000	4,976,890
3.84% to 04/17/2025 then 1 Year CMT Rate + 1.13%, 04/17/2026	1,000,000	981,085
Morgan Stanley
0.79% to 05/30/2024 then SOFR + 0.53%, 05/30/2025	7,985,000	7,808,352
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026	1,200,000	1,189,226
6.14% to 10/16/2025 then SOFR + 1.77%, 10/16/2026	1,500,000	1,528,149
5.05% to 01/28/2026 then SOFR + 1.30%, 01/28/2027	3,050,000	3,054,095
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029	3,000,000	3,015,334
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	3,300,000	3,320,815
Nasdaq, Inc., 5.35%, 06/28/2028	3,750,000	3,865,027
New York Life Global Funding (a)
4.70%, 04/02/2026	3,000,000	3,002,210
4.85%, 01/09/2028	2,000,000	2,014,247
Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)
5.75%, 05/24/2026	5,250,000	5,295,125
4.40%, 07/01/2027	2,300,000	2,244,342
PNC Financial Services Group, Inc., 5.81% to 06/12/2025 then SOFR + 1.32%, 06/12/2026	3,000,000	3,019,840
Public Storage Operating Co., 5.13%, 01/15/2029	3,000,000	3,098,876
Santander Holdings USA, Inc., 4.26% to 06/09/2024 then SOFR + 1.38%, 06/09/2025	500,000	494,143
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	3,000,000	3,029,883
1.40%, 09/17/2026	3,000,000	2,733,471
Truist Financial Corp.
4.26% to 07/28/2025 then SOFR + 1.46%, 07/28/2026	3,500,000	3,429,979
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	2,300,000	2,485,736
UBS Group AG, 4.49% to 05/12/2025 then 1 Year CMT Rate + 1.55%, 05/12/2026 (a)	3,750,000	3,695,609
VICI Properties LP
4.38%, 05/15/2025	1,350,000	1,327,540
4.75%, 02/15/2028	1,350,000	1,322,442
VICI Properties LP / VICI Note Co., Inc., 3.50%, 02/15/2025 (a)	6,050,000	5,899,083
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,850,000	3,933,399
Wells Fargo Bank NA
5.45%, 08/07/2026	5,000,000	5,083,539
5.25%, 12/11/2026	2,500,000	2,531,515
Westpac Banking Corp., 5.54%, 11/17/2028	3,250,000	3,380,718
		232,659,922

Health Care - 1.3%
Amgen, Inc., 5.15%, 03/02/2028	3,000,000	3,072,488
HCA, Inc., 5.20%, 06/01/2028	2,650,000	2,678,869
IQVIA, Inc., 5.70%, 05/15/2028 (a)	4,600,000	4,691,126
UnitedHealth Group, Inc., 4.25%, 01/15/2029	3,000,000	2,996,337
		13,438,820

Industrials - 1.9%
HEICO Corp., 5.25%, 08/01/2028	1,000,000	1,021,700
Lennox International, Inc., 5.50%, 09/15/2028	5,150,000	5,292,229
Regal Rexnord Corp., 6.05%, 02/15/2026 (a)	5,500,000	5,562,028
Republic Services, Inc., 4.88%, 04/01/2029	2,300,000	2,344,561
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	1,500,000	1,474,555
Veralto Corp., 5.50%, 09/18/2026 (a)	3,600,000	3,647,565
		19,342,638

Materials - 0.5%
Ball Corp., 6.88%, 03/15/2028	5,000,000	5,197,835

Technology - 3.1%
Arrow Electronics, Inc., 6.13%, 03/01/2026	2,200,000	2,202,793
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	8,698,000	8,202,229
Concentrix Corp., 6.65%, 08/02/2026	6,500,000	6,666,225
Flex Ltd., 6.00%, 01/15/2028	2,000,000	2,067,149
Infor, Inc., 1.75%, 07/15/2025 (a)	2,000,000	1,886,769
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	1,500,000	1,366,182
Marvell Technology, Inc., 5.75%, 02/15/2029	3,100,000	3,205,064
Oracle Corp., 4.50%, 05/06/2028	3,250,000	3,251,785
TD SYNNEX Corp., 1.25%, 08/09/2024	2,800,000	2,729,807
		31,578,003

Utilities - 4.9%
AES Corp., 3.30%, 07/15/2025 (a)	3,650,000	3,518,139
Ameren Corp.
5.70%, 12/01/2026	2,250,000	2,301,989
5.00%, 01/15/2029	3,850,000	3,870,015
American Electric Power Co., Inc., 5.20%, 01/15/2029	4,200,000	4,259,406
National Grid PLC, 5.60%, 06/12/2028	3,100,000	3,196,486
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	4,700,000	4,746,316
4.90%, 02/28/2028	3,200,000	3,232,008
NiSource, Inc., 5.25%, 03/30/2028	2,950,000	3,009,407
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	15,000,000	15,731,063
Southern Co., 5.50%, 03/15/2029	3,750,000	3,904,998
WEC Energy Group, Inc., 4.75%, 01/09/2026	1,750,000	1,743,890
		49,513,717
TOTAL CORPORATE BONDS (Cost $453,657,436)		455,892,859

ASSET-BACKED SECURITIES - 16.7%	Par	Value
Ally Auto Receivables Trust
Series 2022-3, Class A2, 5.29%, 06/16/2025	584,579	584,011
Series 2023-1, Class A2, 5.76%, 11/15/2026	1,500,000	1,501,596
American Airlines Group, Inc.
Series 2013-1, 4.00%, 07/15/2025	624,831	595,071
Series 2013-1, 3.95%, 11/15/2025	379,191	367,105
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class B, 0.68%, 10/19/2026	7,870,344	7,758,443
Series 2021-3, Class B, 1.17%, 08/18/2027	4,700,000	4,461,370
Series 2022-2, Class A2A, 4.20%, 12/18/2025	563,125	561,154
Series 2022-2, Class A3, 4.38%, 04/18/2028	460,000	454,954
Series 2023-1, Class A2A, 5.84%, 10/19/2026	3,714,846	3,712,076
Series 2023-2, Class A2, 6.19%, 04/19/2027	3,000,000	3,004,619
Atrium CDO Corp., Series 13A, Class A1, 6.85% (3 mo. Term SOFR + 1.44%), 11/21/2030 (a)(b)	454,096	453,999
BA Credit Card Trust, Series 2023-A2, Class A2, 4.98%, 11/15/2028	3,000,000	3,038,636
British Airways PLC, Series 2013-1, 4.63%, 06/20/2024 (a)	561,263	556,410
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/2026	3,568,910	3,561,617
Citibank NA, Series 2023-A1, Class A1, 5.23%, 12/08/2027	600,000	600,403
Delta Air Lines, Inc., Series 2019-1, 3.20%, 04/25/2024	5,500,000	5,460,640
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031 (a)	2,000,000	1,922,464
Series 2020-B, Class B, 1.19%, 01/15/2026	2,050,000	2,028,158
Series 2020-C, Class B, 0.79%, 08/15/2026	2,650,000	2,523,180
Series 2021-A, Class B, 0.70%, 10/15/2026	8,000,000	7,581,613
Series 2022-C, Class A2A, 4.52%, 04/15/2025	958,055	956,540
Series 2022-D, Class A2A, 5.37%, 08/15/2025	308,804	308,504
Series 2023-1, Class A, 4.85%, 08/15/2035 (a)	2,000,000	2,002,140
Series 2023-B, Class A2A, 5.57%, 06/15/2026	5,250,000	5,249,765
General Motors Financial Co., Inc.
Series 2020-3, Class B, 0.76%, 12/18/2025	1,146,651	1,136,456
Series 2021-2, Class B, 0.69%, 01/19/2027	2,400,000	2,318,803
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class B, 0.75%, 05/17/2027	800,000	764,254
Series 2023-2, Class A2A, 5.10%, 05/18/2026	1,303,995	1,300,672
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77%, 08/11/2036 (a)	2,250,000	2,328,122
Hilton Grand Vacations, Inc. (a)
Series 2020-AA, Class A, 2.74%, 02/25/2039	126,268	119,775
Series 2022-1D, Class A, 3.61%, 06/20/2034	408,007	389,185
Series 2022-2A, Class A, 4.30%, 01/25/2037	1,045,448	1,010,120
Series 2023-1A, Class A, 5.72%, 01/25/2038	2,700,480	2,745,540
Honda Auto Receivables Owner Trust
Series 2021-3, Class A3, 0.41%, 11/18/2025	162,300	158,542
Series 2022-2, Class A2, 3.81%, 03/18/2025	585,963	583,863
Series 2023-2, Class A2, 5.41%, 04/15/2026	5,150,000	5,144,654
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09%, 01/15/2026	591,209	590,024
MVW Owner Trust (a)
Series 2020-1A, Class A, 1.74%, 10/20/2037	218,328	203,433
Series 2021-1WA, Class A, 1.14%, 01/22/2041	750,744	674,014
Series 2022-1A, Class A, 4.15%, 11/21/2039	600,985	585,295
Navient Student Loan Trust (a)
Series 2018-BA, Class A2A, 3.61%, 12/15/2059	367,730	359,508
Series 2018-DA, Class A2A, 4.00%, 12/15/2059	368,625	357,157
Series 2019-BA, Class A2A, 3.39%, 12/15/2059	915,155	875,921
Series 2019-EA, Class A2A, 2.64%, 05/15/2068	756,915	725,180
Series 2020-1A, Class A1B, 6.50% (30 day avg SOFR US + 1.16%), 06/25/2069 (b)	1,585,177	1,581,582
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	2,645,653	2,329,697
Series 2020-A, Class A2A, 2.46%, 11/15/2068	586,610	550,130
Series 2020-BA, Class A2, 2.12%, 01/15/2069	2,954,035	2,703,879
Series 2020-DA, Class A, 1.69%, 05/15/2069	655,687	600,584
Series 2020-EA, Class A, 1.69%, 05/15/2069	2,371,857	2,125,719
Series 2020-FA, Class A, 1.22%, 07/15/2069	597,280	539,108
Series 2020-GA, Class A, 1.17%, 09/16/2069	569,457	509,887
Series 2020-HA, Class A, 1.31%, 01/15/2069	1,271,277	1,177,342
Series 2021-1A, Class A1B, 6.05% (30 day avg SOFR US + 0.71%), 12/26/2069 (b)	1,164,157	1,137,052
Series 2021-2A, Class A1B, 6.00% (30 day avg SOFR US + 0.66%), 02/25/2070 (b)	2,333,560	2,279,256
Series 2021-A, Class A, 0.84%, 05/15/2069	638,568	562,403
Series 2021-CA, Class A, 1.06%, 10/15/2069	3,112,674	2,691,267
Series 2021-FA, Class A, 1.11%, 02/18/2070	1,696,290	1,453,699
Series 2022-A, Class A, 2.23%, 07/15/2070	4,809,345	4,235,651
Series 2022-BA, Class A, 4.16%, 10/15/2070	6,899,804	6,596,255
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (a)	2,051,084	1,846,829
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A, 5.34%, 02/17/2026	5,038,515	5,031,170
Santander Consumer USA Holdings, Inc.
Series 2021-4, Class C, 1.26%, 02/16/2027	4,981,703	4,883,905
Series 2022-3, Class A3, 3.40%, 12/15/2026	1,651,155	1,640,765
Series 2022-3, Class B, 4.13%, 08/16/2027	1,800,000	1,770,274
Series 2023-3, Class A2, 6.08%, 08/17/2026	1,281,841	1,282,082
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,600,000	2,604,427
Santander Consumer USA, Inc.
Series 2022-5, Class A3, 4.11%, 08/17/2026	593,582	591,278
Series 2022-5, Class B, 4.43%, 03/15/2027	2,900,000	2,866,339
Series 2022-6, Class A3, 4.49%, 11/16/2026	1,575,776	1,567,979
Series 2022-6, Class B, 4.72%, 06/15/2027	3,100,000	3,063,148
Series 2022-7, Class A2, 5.81%, 01/15/2026	1,908,475	1,908,059
Series 2023-1, Class A2, 5.36%, 05/15/2026	1,407,111	1,403,379
Series 2023-2, Class A2, 5.87%, 03/16/2026	2,078,615	2,077,516
Series 2023-2, Class A3, 5.21%, 07/15/2027	6,500,000	6,469,785
Santander Drive Auto Receivables LLC
Series 2021-2, Class C, 0.90%, 06/15/2026	535,809	533,505
Series 2021-3, Class C, 0.95%, 09/15/2027	841,288	833,746
SMB Private Education Loan Trust (a)
Series 2016-A, Class A2A, 2.70%, 05/15/2031	862,295	851,236
Series 2016-B, Class A2A, 2.43%, 02/17/2032	937,225	916,828
Series 2016-C, Class A2A, 2.34%, 09/15/2034	1,100,911	1,077,173
Series 2017-A, Class A2A, 2.88%, 09/15/2034	804,207	777,139
Series 2018-A, Class A2A, 3.50%, 02/15/2036	338,121	327,927
Series 2018-B, Class A2A, 3.60%, 01/15/2037	951,255	923,569
Series 2018-C, Class A2A, 3.63%, 11/15/2035	1,019,164	989,200
Series 2020-B, Class A1A, 1.29%, 07/15/2053	1,503,175	1,356,717
Series 2021-A, Class APT2, 1.07%, 01/15/2053	2,005,767	1,740,582
SMB Private Education Loan Trust 2019-A, Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	734,184	707,535
United Airlines, Inc., Series 2016-1B, 3.65%, 01/07/2026	396,701	372,950
Verizon Master Trust, Series 2023-2, Class A, 4.89%, 04/13/2028	4,900,000	4,882,154
TOTAL ASSET-BACKED SECURITIES (Cost $172,891,435)		167,985,693

BANK LOANS - 15.1% (c)	Par	Value
Communications - 1.0%
SBA Senior Finance II LLC, Senior Secured First Lien, 7.20% (1 mo. Term SOFR + 1.75%), 04/11/2025	9,719,333	9,746,207

Consumer Discretionary - 4.6%
Allied Universal Holdco LLC, Senior Secured First Lien, 9.20% (1 mo. Term SOFR + 3.75%), 05/14/2028	4,423,497	4,412,040
Carnival Corp., Senior Secured First Lien, 8.71% (1 mo. Term SOFR + 3.25%), 10/18/2028	612,500	614,289
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.65% (1 mo. Term SOFR + 5.00%), 09/18/2026	2,196,743	2,127,414
Flutter Financing BV, Senior Secured First Lien, 7.60% (1 mo. Term SOFR + 2.25%), 11/25/2030	3,250,000	3,262,188
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 7.21% (1 mo. Term SOFR + 2.00%), 11/08/2030	4,000,000	4,012,080
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 8.21% (1 mo. Term SOFR + 3.00%), 08/02/2028	3,936,832	3,944,213
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.20% (1 mo. Term SOFR + 1.75%), 09/01/2025	8,819,096	8,841,143
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.00%), 05/04/2028	2,061,022	2,067,463
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.80% (3 mo. Term SOFR + 5.25%), 06/21/2027	1,400,000	1,450,001
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 8.46% (1 mo. Term SOFR + 3.00%), 08/25/2028	6,383,522	6,404,268
Spin Holdco, Inc., Senior Secured First Lien, 9.62% (3 mo. Term SOFR + 4.00%), 03/06/2028	2,431,250	2,146,453
United Airlines, Inc., Senior Secured First Lien, 9.21% (3 mo. Term SOFR + 3.75%), 04/21/2028	7,122,889	7,158,503
		46,440,055

Consumer Staples - 0.6%
Sunshine Luxembourg VII Sarl, Senior Secured First Lien, 8.99% (3 mo. Term SOFR + 3.75%), 10/02/2026	5,602,357	5,638,885

Financials - 3.4%
AssuredPartners, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 02/13/2027	8,949,308	8,980,675
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.86% (1 mo. Term SOFR + 2.50%), 06/22/2028	6,014,338	6,034,877
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.14% (3 mo. Term SOFR + 3.75%), 04/09/2027	1,984,576	1,969,692
Delos Aircraft Leasing DAC, Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.00%), 10/31/2027	4,500,000	4,523,625
GTCR W Merger Sub LLC, Senior Secured First Lien, 3.75% (1 mo. Term SOFR + 3.00%), 09/20/2030	5,000,000	5,028,125
HUB International Ltd., Senior Secured First Lien, 9.66% (1 mo. Term SOFR + 4.25%), 06/20/2030	7,231,875	7,272,048
		33,809,042

Health Care - 0.4%
Heartland Dental LLC, Senior Secured First Lien, 10.33% (1 mo. Term SOFR + 5.00%), 04/30/2028	1,572,348	1,571,861
Pathway Vet Alliance LLC, Senior Secured First Lien, 9.21% (1 mo. Term SOFR + 3.75%), 03/31/2027	2,893,631	2,558,606
		4,130,467

Industrials - 1.6%
Roper Industrial Products Investment Co., Senior Secured First Lien, 9.89% (1 mo. Term SOFR + 4.50%), 11/22/2029	3,970,050	3,983,707
SPX FLOW, Inc., Senior Secured First Lien, 9.95% (1 mo. Term SOFR + 4.50%), 04/05/2029	1,000,000	1,004,585
TransDigm, Inc., Senior Secured First Lien, 8.64% (1 mo. Term SOFR + 3.25%), 08/24/2028	10,917,500	10,980,876
		15,969,168

Materials - 0.5%
Proampac PG Borrower LLC, Senior Secured First Lien, 9.88% (1 mo. Term SOFR + 4.50%), 09/15/2028	4,671,371	4,685,969

Technology - 3.0%
Applied Systems, Inc., Senior Secured First Lien, 9.89% (3 mo. Term SOFR + 4.50%), 09/19/2026	1,925,531	1,936,690
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 06/02/2028	3,421,250	3,338,575
Epicor Software Corp., Senior Secured First Lien, 8.71% (1 mo. Term SOFR + 3.25%), 07/30/2027	2,987,661	3,001,807
Polaris Newco LLC, Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.00%), 06/05/2028	1,984,772	1,960,706
Sophia LP, Senior Secured First Lien, 8.95% (3 mo. Term SOFR + 3.50%), 10/07/2027	1,188,224	1,192,217
Tempo Acquisition LLC, Senior Secured First Lien, 8.10% (1 mo. Term SOFR + 2.75%), 08/31/2028	2,690,451	2,706,069
UKG, Inc., Senior Secured First Lien
8.76% (3 mo. Term SOFR + 3.25%), 05/03/2026	12,513,131	12,563,059
9.22% (3 mo. Term SOFR + 3.75%), 05/03/2026	1,979,328	1,986,493
Verscend Holding Corp., Senior Secured First Lien, 9.46% (1 mo. Term SOFR + 4.00%), 08/27/2025	1,984,733	1,993,823
		30,679,439
TOTAL BANK LOANS (Cost $150,692,914)		151,099,232

U.S. TREASURY OBLIGATIONS - 12.9%	Par	Value
United States Treasury Note/Bond
0.88%, 09/30/2026	16,500,000	15,157,119
2.50%, 03/31/2027	15,000,000	14,338,770
0.50%, 04/30/2027	15,000,000	13,392,188
2.63%, 05/31/2027	12,300,000	11,774,607
3.25%, 06/30/2027	2,500,000	2,443,408
4.13%, 10/31/2027	19,000,000	19,121,719
4.00%, 02/29/2028	12,000,000	12,041,484
1.25%, 03/31/2028	12,000,000	10,762,734
3.63%, 05/31/2028	13,000,000	12,864,160
4.00%, 06/30/2028	2,500,000	2,512,158
4.63%, 09/30/2028	8,000,000	8,258,750
4.38%, 11/30/2028	7,000,000	7,164,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost $130,099,115)		129,831,160

COLLATERALIZED LOAN OBLIGATIONS - 7.9% (a)(b)	Par	Value
Aimco CDO, Series 2019-10A, Class AR, 6.73% (3 mo. Term SOFR + 1.32%), 07/22/2032	2,700,000	2,698,003
Buttermilk Park CLO, Series 2018-1A, Class A1, 6.76% (3 mo. Term SOFR + 1.36%), 10/15/2031	1,850,000	1,851,125
Carlyle Group, Inc., Series 2014-3RA, Class A1A, 6.70% (3 mo. Term SOFR + 1.31%), 07/27/2031	467,666	468,131
CIFC Funding Ltd.
Series 2015-3A, Class AR, 6.53% (3 mo. Term SOFR + 1.13%), 04/19/2029	1,079,497	1,078,515
Series 2018-1A, Class A, 6.66% (3 mo. Term SOFR + 1.26%), 04/18/2031	490,817	491,526
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.46% (3 mo. Term SOFR + 1.08%), 11/15/2028	787,951	786,607
Series 2018-55A, Class A1, 6.68% (3 mo. Term SOFR + 1.28%), 04/15/2031	2,416,104	2,414,895
Series 2018-58A, Class A1, 6.66% (3 mo. Term SOFR + 1.26%), 07/17/2031	3,099,951	3,105,117
Series 2018-61A, Class A1R, 6.65% (3 mo. Term SOFR + 1.25%), 01/17/2032	7,000,000	7,003,734
Series 2018-64A, Class A, 6.63% (3 mo. Term SOFR + 1.23%), 04/18/2031	1,936,746	1,937,711
Flatiron CLO Ltd., Series 2018-1A, Class A, 6.61% (3 mo. Term SOFR + 1.21%), 04/17/2031	511,930	511,818
Magnetite CLO Ltd.
Series 2014-8A, Class AR2, 6.64% (3 mo. Term SOFR + 1.24%), 04/15/2031	2,016,680	2,018,113
Series 2015-14RA, Class A1, 6.78% (3 mo. Term SOFR + 1.38%), 10/18/2031	3,200,000	3,200,811
Series 2015-15A, Class AR, 6.65% (3 mo. Term SOFR + 1.27%), 07/25/2031	1,491,569	1,494,687
Series 2016-18A, Class AR2, 6.52% (3 mo. Term SOFR + 1.14%), 11/15/2028	2,304,866	2,304,897
Magnetite Xxix Ltd., Series 2021-29A, Class A, 6.65% (3 mo. Term SOFR + 1.25%), 01/15/2034	3,830,000	3,830,067
Neuberger Berman CLO Ltd.
Series 2017-25A, Class AR, 6.59% (3 mo. Term SOFR + 1.19%), 10/18/2029	2,553,306	2,556,914
Series 2017-26A, Class AR, 6.58% (3 mo. Term SOFR + 1.18%), 10/18/2030	5,338,359	5,332,661
Series 2020-37A, Class AR, 6.65% (3 mo. Term SOFR + 1.23%), 07/20/2031	7,355,000	7,364,119
OCP CLO Ltd., Series 2017-13A, Class A1AR, 6.62% (3 mo. Term SOFR + 1.22%), 07/15/2030	3,397,465	3,396,724
Palmer Square CLO Ltd.
Series 2018-1A, Class A1, 6.69% (3 mo. Term SOFR + 1.29%), 04/18/2031	273,076	273,542
Series 2018-2A, Class A1A, 6.76% (3 mo. Term SOFR + 1.36%), 07/16/2031	2,083,240	2,086,428
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, 6.58% (3 mo. Term SOFR + 1.16%), 04/20/2029	1,514,676	1,513,819
Series 2021-2A, Class A1, 6.43% (3 mo. Term SOFR + 1.06%), 05/20/2029	4,504,287	4,497,200
Series 2021-3A, Class A2, 7.08% (3 mo. Term SOFR + 1.66%), 07/20/2029	1,000,000	998,131
Series 2021-4A, Class A1, 6.46% (3 mo. Term SOFR + 1.06%), 10/15/2029	4,621,441	4,615,074
Series 2021-4A, Class A2, 7.06% (3 mo. Term SOFR + 1.66%), 10/15/2029	1,250,000	1,242,565
Regatta Funding Ltd., Series 2018-3A, Class A, 6.83% (3 mo. Term SOFR + 1.45%), 10/25/2031	1,100,000	1,102,187
Stratus CLO Ltd.
Series 2021-1A, Class B, 7.08% (3 mo. Term SOFR + 1.66%), 12/29/2029	6,000,000	5,983,400
Series 2021-1A, Class A, 6.48% (3 mo. Term SOFR + 1.06%), 12/29/2029	502,534	502,056
Series 2021-3A, Class A, 6.63% (3 mo. Term SOFR + 1.21%), 12/29/2029	689,617	688,808
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, 6.59% (3 mo. Term SOFR + 1.22%), 11/18/2030	1,627,058	1,625,250
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $78,918,650)		78,974,635

TOTAL INVESTMENTS - 98.0% (Cost $986,259,550)		$983,783,579
Other Assets in Excess of Liabilities - 2.0%		20,069,908
TOTAL NET ASSETS - 100.0%		$1,003,853,487

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $229,904,512 or 22.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.